Financial Risk Management (Details)	1 Months Ended			12 Months Ended
	Apr. 20, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)
Financial Risk Management (Details) [Line Items]
Trade accounts receivable | $				$ 4,582,000		$ 3,771,000
Loan agreement term							48 months
Exchange rate				10.00%	10.00%
Revenue | $				$ 22,239,000		18,460,000	$ 11,785,000
Cost of sales | $				$ 11,675,000		$ 10,416,000	$ 11,755,000
Potential loss | €					€ 668,000
Exchange rate						10.00%
Number of loan agreements				2	2
Number of leases				11	11
Potential additional cash				$ (1,070,307)	€ 945,000
Currency Risk [Member]
Financial Risk Management (Details) [Line Items]
Customers				1,000				1,000
Trade accounts receivable | $				$ 4,582,000
Cash and cash equivalents | $				$ 58,498,000
Cash on hand | €								€ 7,195,000
Exchange rate				10.00%	10.00%
Net amount | €					€ 7,037,000
Revenue | €					741,000
Cost of sales | €					7,778,000
Potential gain | €					€ 816,000
Interest Risk [Member]
Financial Risk Management (Details) [Line Items]
Total amount		$ 10,200,000	€ 9,000,000
Interest rate				19.56%				19.56%
Paycheck Protection Program [Member] | Interest Risk [Member]
Financial Risk Management (Details) [Line Items]
Interest rate	1.00%
Loan amount | $	$ 2,316,000